EMPLOYEE BENEFITS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFITS
Expenses associated with staff welfare benefits	$ 3,992	$ 3,107	$ 2,075
Accrued liability for annual leave	457	363
Loan provided	$ 4,927	$ 3,148
Interest rate (as a percent)	1.00%
Term of loan, minimum	5 years
Term of loan, maximum	10 years